WARRANT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANT LIABILITIES

NOTE 2 – WARRANT LIABILITIES

The discussion below relates to the following (collectively, the “Derivative Warrant Instruments”):

1.

In January 2017, the Company issued Series A and Series B Warrants in our registered direct and concurrent private placement.  In April 2017, the Company repurchased the Series B Warrants for $2,500,000 and recognized a loss on the repurchase amounting to $2,053,975. Accordingly, only the Series A Warrants are currently outstanding.

2.

In April and October 2017, the Company issued the Series A1 Warrants and Series A2 Warrants in connection with the private placement of secured convertible debentures; and

3.

In November 2018, the Company issued the Series B1 Warrants upon redemption of the outstanding convertible debentures issued in April and October 2017, pursuant to the terms of such debentures.

The Derivative Warrant Instruments have been accounted for utilizing ASC 815 “Derivatives and Hedging”. The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the Derivative Warrant Instruments which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request for the Company to cash settle the Warrant Instruments from the Holder by paying to the Holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as a derivative as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet dates.

The Warrant liabilities are comprised of the following at June 30:

	Debenture Warrant Liability	Leapfrog Warrant Liability	Derivative Liability
Balance as of beginning of period (December 31, 2018)	4,323,357	622,296	496,241
Adjustments to Warrants Outstanding	—	—	—
Adjustment to fair value	1,577,865	208,072	175,914
Balance as of end of period (March 31, 2019)	5,901,222	830,368	672,155

Adjustments to Warrants Outstanding	—	—	—
Adjustment to fair value	2,313,813	330,982	230,760
Balance as of end of period (June 30, 2019)	8,215,035	1,161,350	902,915

	Debenture Warrant Liability	Leapfrog Warrant Liability	Derivative Liability
Balance as of beginning of period (December 31, 2017)	7,256,864	1,873,107	2,026,031
Adjustments to Warrants Outstanding	—	—	—
Adjustment to fair value	(2,409,444)	(629,171)	(685,080)
Balance as of end of period (March 31, 2018)	4,847,420	1,243,936	1,340,951

Adjustments to Warrants Outstanding	—	—	(328,627)
Adjustment to fair value	862,115	269,127	210,950
Balance as of end of period (June 30, 2018)	5,709,535	1,513,063	1,223,274

NOTE 5 – WARRANT LIABILITIES

As more fully described in Notes 4 and 6, the Company issued Series A and B Warrants, Series A1 and A2 Debenture Warrants and Series B1 Warrants (collectively the “Derivative Warrant Instruments”). The Derivative Warrant Instruments have been accounted for utilizing ASC 815 “Derivatives and Hedging”. The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the warrants which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request for the Company to cash settle the Warrant Instruments from the Holder by paying to the Holder an amount of cash equal to the black scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company  treat the whole instrument as liability and record the fair value of the instrument as a derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet dates.

On the date of inception, the fair value of the Series A and B Warrants of $3,038,344 was determined using the Black-Scholes Model based on a risk-free interest rate of 2% for both the Series A Warrants and the Series B Warrants, an expected term of 5.5 years for the Series A Warrants and 5 years for the Series B Warrants, an expected volatility of 110% for the Series A Warrants and the Series B Warrants and a 0% dividend yield for the Series A Warrants and the Series B Warrants, respectively.

In April 2017, the Company repurchased the Series B Warrants for $2,500,000 and recognized a loss on the repurchase amounting to $2,053,975.

The Series A Warrants fair value as of December 31, 2018 and 2017 was estimated to be $496,000 and $2,026,000, respectively, based on a risk-free interest rates of 2.46 and 2.20, respectively, an expected term of 3 and 4 years, respectively, an expected volatility of 167%  and 164%, respectively and a 0% dividend yield.

On January 4, 2017, the date of inception, the fair value of the Series A and B Warrants of $3,038,344 was determined using the Black-Scholes Model based on a risk-free interest rate of 2% for both the Series A Warrants and the Series B Warrants, an expected term of 5.5 years for the Series A Warrants and 5 years for the Series B Warrants, an expected volatility of 110% for the Series A Warrants and the Series B Warrants and a 0% dividend yield for the Series A Warrants and the Series B Warrants, respectively.

At the inception of the Series A1 Warrants, the Company determined a fair value of $1,228,000 of the Series A1 Warrants. On April 21 and April 28, 2017, the dates of inception, the fair value of the Series A1 Warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 1.875%, an expected term of 5.5 years, an expected volatility of 109% and a 0% dividend yield for each respective date.

Fair value at December 31, 2018 and 2017 of the Series A1 Warrants was estimated to be $868,000 and $2,641,000, respectively based on a risk-free interest rate ranging from 2.73 to 2.73, an expected term ranging from 3.375 to 4.375 years, an expected volatility ranging from 164% to 167% and a 0% dividend yield. During the years ended December 31, 2018 and 2017, we recorded a decrease and increase, respectively, in the fair value of the warrant derivative liability of $(1,774,000) and $1,419,000, respectively. This was recorded as a loss on change in fair value of derivative liability.

At the inception of the Series A2 Warrants, the Company determined a fair value of $2,856,000 of the Series A2 Warrants. On the date of inception, the fair value of the Series A2 Warrants was determined using the Black-Scholes Model based on a risk-free interest rate of 2.03%, an expected term of 5.5 years, an expected volatility of 122% and a 0% dividend yield.

Fair value at December 31, 2018 and 2017 of the Series A2 Warrants was estimated to be $1,446,000 and $4,615,000, respectively based on a risk-free interest rate ranging from 2.20 to 2.46, an expected term ranging from 3.875 to 4.875 years, an expected volatility ranging from 158% to 161% and a 0% dividend yield. During the years ended December 31, 2018 and 2017, we recorded the decrease and increase, respectively, in the fair value of the warrant derivative liability of $(3,170,000) and $1,759,000, respectively. This was recorded as a loss on change in fair value of derivative liability.

At the inception of the Series B1 Warrant, the Company determined a fair value of $3,240,000 of the Series B1 Warrants. On the date of inception, the fair value of the Series B1 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.9%, an expected term of 5.0 years, an expected volatility of 162% and a 0% dividend yield.

Fair value at December 31, 2018 of the Series B Warrants was estimated to be $1,201,000 based on a risk-free interest rate of 2.5, an expected term of 3.92, an expected volatility of 155% and a 0% dividend yield. During the years ended December 31, 2018, we recorded a decrease, in the fair value of the warrant derivative liability of $1,529,771. This was recorded as a loss on change in fair value of derivative liability.

The Warrant liabilities are comprised of the following at December 31:

	2018	2017
Outstanding, beginning of the period	$11,156,003	$—
Initial derivative liability on issuance of warrants	3,240,127	7,453,615
Change in fair value	(8,953,933)	4,134,166
Less accretion and conversion of debenture warrants	—	(431,780)
Warrant liabilities	$5,442,195	$11,156,001